Contributed Capital - Summary of Details of Shares Issued (Parentheticals) (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Common stock issued capital		₩ 3,209,820	₩ 3,209,820
Share Capital Owned By Government
Common stock issued capital	[1]	1,640,385	1,640,385
Korean Development Bank [Member] | Share Capital Owned By Government
Common stock issued capital		₩ 1,056,176	₩ 1,056,176

[1]	Korea Development Bank’s interest of ￦1,056,176 million is included.